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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21748

Bread & Butter Fund, Inc.

(Exact name of registrant as specified in charter)

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Address of principal executive offices)

 (Zip code)

James B. Potkul

Potkul Capital Management LLC

3633 Hill Road 3rd Floor

Parsippany, NJ 07054

(Name and address of agent for service)

Registrant's telephone number, including area code: (973) 331-1000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Bread & Butter Fund

22ND CENTURY GROUP INC

Ticker Symbol:XXII	Cusip Number:90137F103
Record Date: 3/8/2016	Meeting Date: 4/30/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 01. Joseph A Dunn 02. Nora B Sullivan	For	Issuer	For	With
2	Resolved that the stockholders of 22nd Century Group Inc approve on an advisory basis the 2015 compensation of the company's named executive officers disclosed in the executive compensation section and the related compensation tables notes and narrative in the proxy statement for the company's 2016 annual meeting of shareholders	For	Issuer	For	With
3	Ratification of appointment of Freed Maxick CPAS PC as independent registered public accountig firm for fiscal year 2016	For	Issuer	For	With

AMERICAN INTERNATIONAL GROUP

Ticker Symbol:AIG	Cusip Number:026874784
Record Date: 3/21/2016	Meeting Date: 5/11/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. W Don Cornwell 1b. Peter R Fisher 1c. John H Fitzpatrick 1d. Peter D Hancock 1e. William G Jurgensen 1f. Christopher S Lynch 1g. Samuel J Merksamer 1h. George L Miles Jr.1i. Henry S Miller 1j. Robert S Miller 1k. Linda A Mills 1l. Suzanne Nora Johnson 1m. John A Paulson 1n. Ronald A Rittenmeyer 1o. Douglas M Steenland 1p. Theresa M Stone	For	Issuer	For	With
2	NON-BINDING ADVISORY VOTE TO APPROVE EXECUTIVE COMPENSATION	Against	Issuer	For	Against
3	RATIFICATION OF SELECTION OF PRICEWATERHOUSECOOPERS LLP	For	Issuer	For	With

BANK OF AMERICA CORP

Ticker Symbol:BAC	Cusip Number:060505104
Record Date: 3/2/2016	Meeting Date: 4/27/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. Sharon L Allen 1b. Susan S Bies 1c. Jack O Bovender Jr. 1d. Frank P Bramble Sr 1e. Pierre J P de Weck 1f. Arnold W Donald 1g. Linda P Hudson 1h. Monica C Lozano 1i. Thomas J may 1j. Brian T Moynihan 1k. Lionel L Nowell III 1l Thomas D woods 1m. R David Yost	For	Issuer	For	With
2	Approving our executive compensation	Against	Issuer	For	Against
3	Ratify the appointment of our independent registered public accounting firm for 2016	For	Issuer	For	With
4	Clawback amendment	For	Stockholder	Against	Against

BANK OF AMERICA CORP

Ticker Symbol:BAC	Cusip Number:060505104
Record Date: 8/13/2015	Meeting Date: 9/22/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
Special Meeting	Resolved that the Bank of America Corp shareholders hereby ratify the October 1, 2014 amendments to the company's Bylaws that permit the company's Board of Directors the discretion to determine the Board's leadership structure including appointing an independent chairman or appointing a lead independent director when the chairman is not an independent director	Against	Issuer	For	Against

CENTRAL GOLDTRUST

Ticker Symbol:GTU	Cusip Number:153546106
Record Date: 12/4/2015	Meeting Date: 1/22/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The special resolution authorizing approving and adopting among other things the ETF conversion	For	Issuer	For	With

CENTRAL GOLDTRUST

Ticker Symbol:GTU	Cusip Number:153546106
Record Date: 12/18/2015	Meeting Date: 1/13/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The special resolution authorizing approving and adopting among others things the merger as defined in the circular the form attached as appendix A to the circular	For	Issuer	For	With

DAWSON GEOPHYSICAL COMPANY

Ticker Symbol:DWSN	Cusip Number:239360100
Record Date: 3/16/2016	Meeting Date: 5/5/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 01. William J Barrett 02. Craig W Cooper 03. Gary M Hoover 04. Stephen C Jumper 05. Allent T McInnes 06. Ted R North 07. Mark A Vander 08. Wayne A Whitener	For	Issuer	For	With
2	Proposal to ratify the appointment of RSM US LLP as the company's independent registered public accounting firm for the fiscal year ending Dec 31, 2016	For	Issuer	For	With
3	Proposal to approve the company Stock and Performance incentive plan	For	Issuer	For	With
4	Proposal to approve a non-binding advisory resolution on the compensation of the named executive officers as disclosed in the proxy statement of the company for the 2016 annual meeting of shareholders	For	Issuer	For	With

FIDELITY TREASURY ONLY PORTFOLIO

Ticker Symbol:FSIXX	Cusip Number:233809300
Record Date: 9/21/2015	Meeting Date: 11/18/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 01. Elizabeth S Acton 02. John Engler 03. Albert R Gamper Jr 04. Robert F Gartland 05. Abigail P Johnson 06. Arthur E Johnson 07. Michael E Kenneally 08. James H Keyes 09. Marie L Knowles 10. Geoffrey A Von Kuhn	For	Issuer	For	With

GENERAL MOTORS COMPANY

Ticker Symbol:GM	Cusip Number:37045V100
Record Date: 4/8/2016	Meeting Date: 6/7/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. Joseph J Ashton 1b. Mary T Barra 1c. Linda R Gooden 1d. Joseph Jimenez 1e. Kathryn V Marinello 1f. Jane L Mendillo 1g. Michael G Mullen 1h. James J Mulva 1i. Patricia F Russo 1j. Thomas M Schoewe 1k. Theodore M Solso 1l. Carol M Stephenson	For	Issuer	For	With
2	Approve on an advisory basis names executive officer compensation	For	Issuer	For	With
3	Ratification of Deloitte & Touche LLP as GM's independent registered public accounting firm for 2016	For	Issuer	For	With
4	Implementation of Holy Land Principles for employment in Palestine-Israel	Against	Stockholder	Against	With

JOHNSON & JOHNSON

Ticker Symbol:JNJ	Cusip Number:478160104
Record Date: 3/1/2016	Meeting Date: 4/28/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. Mary C Beckerle 1b. D Scott Davis 1c. Ian E Davis 1d. Alex Gorsky 1e. Susan L Lindquist 1f. Mark B McClellan 1g. Anne M Mulcahy 1h. William D Perez 1i Charles Prince 1j. A Eugene Washington 1k. Ronald A Williams	For	Issuer	For	With
2	Advisory vote to approve names executive officer compensation	For	Issuer	For	With
3	Ratification of Pricewaterhousecooopers LLP as the independent public accounting firm for 2016	For	Issuer	For	With
4	Policy for share repurchase preference	Against	Stockholder	Against	With
5	Independent board chairman	Against	Stockholder	Against	With
6	Report on lobbying disclosure	Against	Stockholder	Against	With
7	Take Back programs for unused medicines	Against	Stockholder	Against	With

MICRON TECHNOLOGY INC

Ticker Symbol:MU	Cusip Number:595112103
Record Date: 11/30/2015	Meeting Date: 1/28/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 01. Robert L Bailey 02. Richard M Beyer 03. Patrick J Byrne 04. D Mark Durcan 05. Mercedes Johnson 06. Lawrence N Mondry 07. Robert E Switz	For	Issuer	For	With
2	Ratify the appointment of Pricewaterhousecoopers LLP as the independent registered public accounting firm for the fiscal year ending September 1, 2016	For	Issuer	For	With

PHILIP MORRIS INTERNATIONAL INC

Ticker Symbol:PM	Cusip Number:718172109
Record Date: 3/11/2016	Meeting Date: 5/4/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. Harold Brown 1b. Andre Calantzopoulos 1c. Louis C Camilleri 1d. Werner Geissler 1e. Jennifer Li 1f. Jun Makihara 1g. Sergio Marchionne 1h. Kalpana Morparia 1i. Lucio A Noto 1j. Frederik Paulsen 1k. Robert B Polet 1l. Stephen M Wolf	For	Issuer	For	With
2	Ratification of the selection of the Independent auditors	For	Issuer	For	With
3	Advisory vote approving executive compensation	Against	Issuer	For	Against
4	Human Rights Policy	Against	Stockholder	Against	With
5	Mediation of alleged human rights violations	Against	Stockholder	Against	With

SYNTEL INC

Ticker Symbol:SYNT	Cusip Number:87162H103
Record Date: 4/11/2016	Meeting Date: 6/8/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
02	Adopt the 2016 incentive plan	For	Issuer	For	With
1	Election of Directors 01. Paritosh K Choksi 02.Bharat Desai 03. Thomas Doeke 04. Rajesh Mashruwala 05. Nitin Rakesh 06. Prashant Ranade 07. Vinod K Sahney 08. Neerja Sethi	For	Issuer	For	With
3	Non-binding resolution to ratify the appointment of Crowe Horwath LLP as the company's independent registered public accounting firm for the current fiscal year	For	Issuer	For	With

TOWER SEMICONDUCTOR LTD

Ticker Symbol:TSEM	Cusip Number:M87915274
Record Date: 8/11/2015	Meeting Date: 9/15/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1A. Amir Elstein 1B. Kalman Kaufman 1C. Dana Gross 1D. Rami Guzman 1E. Sagi Kabla	For	Issuer	For	With
2	To appoint Amir Elstein as chairman of the board of directors of the company to serve until the next annual meeting of the shareholders	For	Issuer	For	With
3	To approve the appointment of Brightman Almagor & Co as the independent public accountant of the company for the year ending December 31, 2015 and for the period commencing january 1, 2016 and until the next annual shareholders' meeting and to further authorize the audit committee of the board of directors to determine the remuneration of such auditors	For	Issuer	For	With

TYSON FOODS INC

Ticker Symbol:TSN	Cusip Number:902494103
Record Date: 12/7/2015	Meeting Date: 2/5/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 1a. John Tyson 1b. Gaurdie E Banister Jr 1c. Mike Beebe 1d. Mikel A Durham 1e. Kevin M McNamara 1f. Brad T Sauer 1g. Donnie Smith 1h. Robert Thurber 1i. Barbara A Tyson	For	Issuer	For	With
2	To approve the annual incentive compensation plan for senior executive officers	For	Issuer	For	With
3	Ratify Pricewaterhousecoopers LLP as the independent registered public accounting firm for the company for the fiscal year ending October 1, 2016	For	Issuer	For	With
4	To consider and act upon shareholder proposal No 1 as described in the proxy statement	Against	Stockholder	Against	With
5	To consider and act upon shareholder proposal No 2 as described in the proxy statement	Against	Stockholder	Against	With
6	To consider and act upon shareholder proposal No 3 as described in the proxy statement	Against	Stockholder	Against	With
7	To consider and act upon shareholder proposal No 4 as described in the proxy statement	Against	Stockholder	Against	With
8	To consider and act upon shareholder proposal No 5 as described in the proxy statement	Against	Stockholder	Against	With
9	To consider and act upon shareholder proposal No 6 as described in the proxy statement	Against	Stockholder	Against	With

UNITED STATES LIME & MINERAL INC

Ticker Symbol:USLM	Cusip Number:911922102
Record Date: 3/16/2016	Meeting Date: 4/29/2016
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors 01. T W Byrne 02. R W Cardin 03. A M Doumet 04. B R Hughes 05. E A Shaw	For	Issuer	For	With
2	To approve on a non-binding advisory basis the company's executive compensation	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bread & Butter Fund, Inc.

By /s/James B. Potkul

* /s/James B. Potkul

President/Principal Financial Officer

Date: August 9, 2016

*Print the name and title of each signing officer under his or her signature.